Financial Risk and Capital Management - Disclosure of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 53,465	¥ 66,615
Impairment provision on individual basis	572	1,805
Impairment provision	568	626
Loss allowance	1,140	2,431	¥ 4,053	¥ 4,771
Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 46,849	58,382
Impairment provision on individual basis		¥ 3
Weighted - average loss rate	0.10%	0.10%
Impairment provision	¥ 34	¥ 30
Loss allowance	34	33
Within 1 year [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	5,326	5,534
Impairment provision on individual basis	¥ 154	¥ 11
Weighted - average loss rate	0.40%	0.40%
Impairment provision	¥ 19	¥ 24
Loss allowance	173	35
Between 1 and 2 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	386	127
Impairment provision on individual basis	¥ 65	¥ 24
Weighted - average loss rate	6.90%	10.70%
Impairment provision	¥ 22	¥ 11
Loss allowance	87	35
Between 2 and 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	50	411
Impairment provision on individual basis	¥ 11	¥ 48
Weighted - average loss rate	25.60%	45.50%
Impairment provision	¥ 10	¥ 165
Loss allowance	21	213
Over 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	854	2,161
Impairment provision on individual basis	¥ 342	¥ 1,719
Weighted - average loss rate	94.30%	89.60%
Impairment provision	¥ 483	¥ 396
Loss allowance	¥ 825	¥ 2,115